Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of significant accounting policies
Summary of estimated useful lives of property and equipment

Useful life
Motor vehicles	4 years
Office equipment	3 years
Leasehold improvement	Over shorter of the lease term and the remining useful life

Schedule of useful lives using the straight-line method,
Useful life
Software	5 to 10 years
Copyrights	10 years

Schedule of disaggregates revenue

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue by services line
Audit education supporting services	8,921,488	5,671,628	791,729
Safety technology training services	—	3,503,890	489,124
Online course services	—	208,072	29,046
Total revenue	8,921,488	9,383,590	1,309,899

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue by recognition method
Revenue recognized over time	8,921,488	9,175,518	1,280,853
Revenue recognized at a point in time	—	208,072	29,046
Total revenue	8,921,488	9,383,590	1,309,899